Director
Securities Operations

75136

06049281

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5024 | f 212.656.5893
sconte@nyse.com

1-11290

October 12, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NATIONAL RETAIL PROPERTIES, INC., Depositary Shares (Each representing 1/100 of a share of 7.375% Series C Cumulative Redeemable Preferred Stock, par value $.01 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 12, 2006. Tentative listing date – Not yet determined.

Sincerely,